LEASES - Finance leases recognized in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
LEASES
Right-of-use assets - Property and equipment	$ 221	$ 201
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Lease Liabilities:
Short-term debt	$ 76	$ 69
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term Debt	Short-term Debt
Long-term debt	$ 147	$ 140
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term Debt, Excluding Current Maturities	Long-term Debt, Excluding Current Maturities